Subsequent Events (Details)		3 Months Ended	6 Months Ended
	Dec. 01, 2020 CHF (SFr) Options	Sep. 30, 2021 Options tranche	Jun. 30, 2021 USD ($)	Aug. 07, 2021 EUR (€)
Chief Executive Officer
Subsequent Event
RSUs granted	324,000
RSUs | Chief Executive Officer
Subsequent Event
Required investment in ordinary shares | SFr	SFr 1,000,000
2019 Plan | RSUs
Subsequent Event
RSUs granted | $			150,804
Grant of RSUs | 2019 Plan | RSUs | Management
Subsequent Event
RSUs granted		22,936
Vesting period		4 years
Grant of RSUs | 2019 Plan | Vesting in four tranches | RSUs | Management
Subsequent Event
Number of tranches | tranche		4
Association Of Statutory Health Insurance Physicians | Prof. Dr. Peter Bauer
Subsequent Event
Disputed amount | €				€ 42,268.50